ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Reconciliation Of Statement of Financial Position and Statement of Cash Flow (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and due from Banks
Cash and due from banks	$ 36,674,869	$ 35,945,335	$ 70,551,283
As per the Statement of Cash Flows	36,674,869	35,945,335	70,551,283
Debt securities at fair value through profit or loss
As per Statement of Financial Position	9,871,903	773,961	31,649,050
Securities not considered as cash equivalents	(8,003,299)		(5,191,041)
As per the Statement of Cash Flows	1,868,604	773,961	26,458,009
Money Market Funds
As per Statement of Financial Position - Other financial assets	4,285,221	2,854,686	3,556,206
Other financial assets not considered as cash equivalents	(3,362,168)	(1,541,089)	(2,183,275)
As per the Statement of Cash Flow	$ 923,053	$ 1,313,597	$ 1,372,931